Capital Management, Corporate Governance Transparency Policy and Risk Management - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 ARS ($) Board_member Branches	Dec. 31, 2020 ARS ($)
Disclosure of detailed information about financial instruments [line items]
Number of board of directors | Board_member	13
Number of independent directors | Board_member	6
Percentage of high liquidity assets portfolio	25.00%
Percentage of confidence level	99.00%
Probability Of Default Estimated Life	12 months
Percentage Of Weighted Average Probability Of Default	100.00%
Estimated Forward looking allowances based on expert judgment | $		$ 5,553,719
Adjustment for uncertainty in external obligation restructuring Amount | $	$ 1,986,000
Medium Sized Segments Of Comparable Commercial Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days
Consumption Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days
Bottom of range [member] | Low Risk Customer [Member] | Stage 2 [Member] | Consumption Portfolio And Comparable Commercial Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days
Top of range [member] | Low Risk Customer [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days
Top of range [member] | No Low Risk Customer [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	30 days
Banco Macro SA [member]
Disclosure of detailed information about financial instruments [line items]
Number of branches | Branches	466